SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 18,724,190	$ 73,686,733	$ 2,195,954
Diamond Trading [Member]
Segment Reporting Information [Line Items]
Total revenues	18,724,190	15,152,777
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Total revenues		58,118,001	1,149,163
Information Service [Member]
Segment Reporting Information [Line Items]
Total revenues		415,955	884,329
Interactive Toy Animation Series [Member]
Segment Reporting Information [Line Items]
Total revenues			6,903
Interactive Toys Game Series [Member]
Segment Reporting Information [Line Items]
Total revenues			$ 155,559